Note 6 - Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended					1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2015	Mar. 02, 2015	Jun. 30, 2014	Dec. 01, 2014	Jun. 17, 2013	Jun. 17, 2013	May 06, 2015	Jan. 31, 2015
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Covenant Terms, Debt Service Coverage Ratio	1.1		1.1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 5.68		$ 3.88
Proceeds from Convertible Debt				$ 100,000
Amortization of Debt Discount (Premium)	206,480	5,091	20,363	11,030
Subsequent Event [Member] | Convertible Debt [Member] | Principal, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 4.00
Subsequent Event [Member] | Convertible Debt [Member] | Principal and Accrued Interest, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 4.00
Subsequent Event [Member] | Convertible Debt [Member] | Board Member [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Subsequent Event [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date					Sep. 30, 2015
Subsequent Event [Member] | Convertible Debt [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						1,250,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Subsequent Event [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 6.00
Class of Warrant or Right, Issued During Period (in Shares)						234,375
Subsequent Event [Member]
Note 6 - Notes Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)											375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 6.00
Convertible Debt [Member] | Principal, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 4.00
Convertible Debt [Member] | Principal and Accrued Interest, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 4.00
Convertible Debt [Member] | Board Member [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date							Dec. 05, 2014
Debt Instrument, Interest Rate, Stated Percentage							18.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 4.00
Proceeds from Convertible Debt							250,000
Convertible Debt [Member] | Chief Executive Officer [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 6.00
Proceeds from Convertible Debt								130,000
Convertible Debt [Member] | Alpha Capital Anstalt [Member] | Minimum [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 4.00
Convertible Debt [Member] | Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						1,250,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Convertible Debt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount												50,000
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 6.00
Convertible Notes Payable [Member] | Board Member [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date					Sep. 30, 2015		Dec. 05, 2014
Debt Instrument, Interest Rate, Stated Percentage					12.00%		18.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 4.00
Proceeds from Convertible Debt							250,000
Convertible Notes Payable [Member] | Chief Executive Officer [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date					Sep. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 6.00
Proceeds from Convertible Debt								130,000
Bridge Bank, National Association [Member] | Powerhouse One, LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount									5,050,000	5,050,000
Debt Instrument, Maturity Date									Jun. 17, 2017	Jun. 17, 2017
Debt Instrument, Interest Rate, Stated Percentage									7.50%	7.50%
Debt Instrument, Covenant Terms, Debt Service Coverage Ratio									1.10	1.10
Debt Instrument, Unamortized Discount			50,057
Bridge Bank, National Association [Member]
Note 6 - Notes Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									37,763	37,763
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 4.00	$ 4.00
Class of Warrant or Right, Outstanding, Contractual Life									10 years
Debt Instrument, Unamortized Discount									81,449	81,449
Class of Warrants or Right Outstanding, Redemption Value	604,200		604,200
Class of Warrant or Right, Issued During Period (in Shares)	37,763
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued (in Shares)										37,763
Amortization of Debt Discount (Premium)			$ 20,363	$ 11,030
Alpha Capital Anstalt [Member]
Note 6 - Notes Payable (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)	234,375					234,375